LIBERTY ONE DEFENSIVE DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 3.9%
391	Northrop Grumman Corporation	$ 228,129

	BEVERAGES - 4.2%
3,515	Coca-Cola Company (The)	242,184

	BIOTECH & PHARMA - 8.9%
320	Eli Lilly & Company	276,116
1,290	Johnson & Johnson	243,642
		519,758
	COMMERCIAL SUPPORT SERVICES - 12.7%
9,411	Rentokil Initial PLC - ADR	261,814
1,012	Republic Services, Inc.	210,739
1,334	Waste Management, Inc.	266,493
		739,046
	ELECTRIC UTILITIES - 12.1%
3,483	Alliant Energy Corporation	232,734
1,886	Duke Energy Corporation	234,430
2,484	Southern Company	233,595
		700,759
	FOOD - 8.1%
4,163	Lamb Weston Holdings, Inc.	256,982
3,695	Mondelez International, Inc., Class A	212,315
		469,297
	HEALTH CARE FACILITIES & SERVICES - 14.5%
1,520	Cardinal Health, Inc.	289,970
322	McKesson Corporation	261,251
851	UnitedHealth Group, Inc.	290,668
		841,889
	HOUSEHOLD PRODUCTS - 3.9%
1,516	Procter & Gamble Company (The)	227,961

	INSURANCE - 4.1%
851	Chubb Ltd.	235,676

LIBERTY ONE DEFENSIVE DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	LEISURE FACILITIES & SERVICES - 3.9%
759	McDonald's Corporation	$ 226,508

	RETAIL - CONSUMER STAPLES - 7.5%
414	Casey's General Stores, Inc.	212,461
3,500	Kroger Company (The)	222,705
		435,166
	SOFTWARE - 4.9%
552	Microsoft Corporation	285,831

	TECHNOLOGY HARDWARE - 3.5%
504	Motorola Solutions, Inc.	204,982

	TELECOMMUNICATIONS - 3.5%
8,231	AT&T, Inc.	203,717

	WHOLESALE - CONSUMER STAPLES - 3.6%
2,829	Sysco Corporation	210,138

	TOTAL COMMON STOCKS (Cost $5,876,401)	5,771,041

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
35,169	First American Treasury Obligations Fund, Class X, 4.00% (Cost $35,169)(a)	35,169

	TOTAL INVESTMENTS - 99.9% (Cost $5,911,570)	$ 5,806,210
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	4,727
	NET ASSETS - 100.0%	$ 5,810,937

ADR	-American Depositary Receipt
Ltd.	-Limited Company
PLC	-Public Limited Company

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.